PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Cost: Laboratory equipment	$ 123	$ 98
Accumulated depreciation: Laboratory equipment	56	10
Depreciated cost	67	88
Depreciation expenses	$ 46	$ 10